Cash Distributions and Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2016
CASH DISTRIBUTIONS AND EARNINGS PER UNIT [Abstract]
Schedule of incentive distributions made to General Partners or Unitholders by distribution

Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	General Partner
Minimum Quarterly Distribution	up to $0.35	98%	2%
First Target Distribution	up to $0.4025	98%	2%
Second Target Distribution	above $0.4025 up to $0.4375	85%	15%
Third Target Distribution	above $0.4375 up to $0.525	75%	25%
Thereafter	above $0.525	50%	50%

Schedule of earnings per unit, basic and diluted
	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2016	2015	2014
Net (loss)/ income	$(52,549)	$41,805	$74,853
Earnings attributable to:
Common unit holders	(51,498)	39,825	71,225
Weighted average units outstanding (basic and diluted)
Common unit holders	83,107,066	82,437,128	76,587,656
Earnings per unit (basic and diluted):
Common unit holders	$(0.62)	$0.48	$0.93
Earnings per unit — distributed (basic and diluted):
Common unit holders	$—	$1.11	$1.79
Loss per unit — undistributed (basic and diluted):
Common unit holders	$(0.62)	$(0.63)	$(0.86)